Significant accounting policies, judgements and estimation uncertainty (Details) - Schedule of depreciation of property and equipment	12 Months Ended
Dec. 31, 2022
Computer software [Member]
Significant accounting policies, judgements and estimation uncertainty (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation of property and equipment	100%
Computer equipment [Member]
Significant accounting policies, judgements and estimation uncertainty (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation of property and equipment	30%
Furniture and fixtures [Member]
Significant accounting policies, judgements and estimation uncertainty (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation of property and equipment	20%
Laboratory equipment [Member]
Significant accounting policies, judgements and estimation uncertainty (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation of property and equipment	20%
Leasehold improvements and right-of-use assets [Member]
Significant accounting policies, judgements and estimation uncertainty (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation of property and equipment	straight-line